Capital Lease Obligations	12 Months Ended
Dec. 31, 2025
Capital Lease Obligations
Capital Lease Obligations

Note 5 - Capital Lease Obligations

During the year ended December 31, 2018, the Company entered into various capital lease agreements. The leases expire at various points through the year ended December 31, 2023. The remaining balance of $36,254 under these lease agreements was written off as of December 31, 2025.